Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2014

Collection Period Start	1-Feb-14	Distribution Date	17-Mar-14
Collection Period End	28-Feb-14	30/360 Days	30
Beg. of Interest Period	18-Feb-14	Actual/360 Days	27
End of Interest Period	17-Mar-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	902,547,511.51	886,245,165.08	0.9194753
Total Securities		963,859,720.12	902,547,511.51	886,245,165.08	0.9194753
Class A-1 Notes	0.240000%	127,000,000.00	65,687,791.39	49,385,444.96	0.3888618
Class A-2a Notes	0.570000%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
Class A-2b Notes	0.424500%	225,000,000.00	225,000,000.00	225,000,000.00	1.0000000
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	16,302,346.43	11,823.80	128.3649325	0.0931008
Class A-2a Notes	0.00	66,500.00	0.0000000	0.4750000
Class A-2b Notes	0.00	71,634.38	0.0000000	0.3183750
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,302,346.43	358,749.85

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,536,279.78
Monthly Interest				3,642,566.76
Total Monthly Payments				15,178,846.54

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				641,253.33
Aggregate Sales Proceeds Advance				1,256,670.14
Total Advances				1,897,923.47

Vehicle Disposition Proceeds:
Reallocation Payments				1,409,150.83
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,049,850.78
Excess Wear and Tear and Excess Mileage				4,728.01
Remaining Payoffs				0.00
Net Insurance Proceeds				593,807.22
Residual Value Surplus				10,618.37
Total Collections				23,144,925.22

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,014,126.00			57
Involuntary Repossession	180,834.00			12
Voluntary Repossession	139,527.00			8
Full Termination	-			-
Bankruptcy	45,774.00			2
Insurance Payoff		582,935.94		26
Customer Payoff			15,869.21	1
Grounding Dealer Payoff			2,815,155.76	126
Dealer Purchase			1,020,574.94	41
Total	1,380,261.00	582,935.94	3,851,599.91	273

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	42,658	1,028,183,214.75	7.00000%	902,547,511.51
Total Depreciation Received		(13,132,367.78)		(10,224,695.29)
Principal Amount of Gross Losses	(54)	(1,351,570.20)		(1,196,597.94)
Repurchase / Reallocation	0	-		-
Early Terminations	(57)	(1,160,740.34)		(1,009,399.53)
Scheduled Terminations	(194)	(4,366,925.72)		(3,871,653.67)
Pool Balance - End of Period	42,353	1,008,171,610.71		886,245,165.08

Remaining Pool Balance
Lease Payment				295,754,038.72
Residual Value				590,491,126.36
Total				886,245,165.08

III. DISTRIBUTIONS

Total Collections					23,144,925.22
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,144,925.22

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					428,416.79
3. Reimbursement of Sales Proceeds Advance					798,815.11
4. Servicing Fee:
Servicing Fee Due					752,122.93
Servicing Fee Paid					752,122.93
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,979,354.83

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					11,823.80

Class A-1 Notes Monthly Interest Paid					11,823.80
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					66,500.00

Class A-2 Notes Monthly Interest Paid					66,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					71,634.38

Class A-2 Notes Monthly Interest Paid					71,634.38
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	358,749.85
Total Note and Certificate Monthly Interest Paid	358,749.85
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	20,806,820.54

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	16,302,346.43

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	16,302,346.43
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,504,474.11

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,504,474.11
Gross Reserve Account Balance		18,962,369.91
Remaining Available Collections Released to Seller		4,504,474.11
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		20.20
Monthly Prepayment Speed		61%
Lifetime Prepayment Speed		57%

	$	units
Recoveries of Defaulted and Casualty Receivables	960,107.56
Securitization Value of Defaulted Receivables and Casualty Receivables	1,196,597.94	54
Aggregate Defaulted and Casualty Gain (Loss)	(236,490.38)
Pool Balance at Beginning of Collection Period	902,547,511.51
Net Loss Ratio	-0.0262%

Cumulative Net Losses for all Periods	0.0454%	437,397.77

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,443,080.33	214
61-90 Days Delinquent	900,888.31	43
91-120+ Days Delinquent	238,041.55	11
Total Delinquent Receivables:	5,582,010.19	268
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,014,126.00	41
Securitization Value	1,156,740.80
Aggregate Residual Gain (Loss)	(142,614.80)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,807,474.41	148
Cumulative Securitization Value	3,316,867.31
Cumulative Residual Gain (Loss)	(509,392.90)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,632,361.80
Reimbursement of Outstanding Advance		798,815.11
Additional Advances for current period		1,256,670.14
Ending Balance of Residual Advance		2,090,216.83

Beginning Balance of Payment Advance		1,301,643.50
Reimbursement of Outstanding Payment Advance		428,416.79
Additional Payment Advances for current period		641,253.33
Ending Balance of Payment Advance		1,514,480.04

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of February 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No